Related Parties and Related Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Loss Contingencies [Line Items]
Related Parties and Related Commitments and Contingencies
Note 9. Related Parties and Related Commitments and Contingencies
Flash Ventures
The Company procures substantially all of its flash-based memory wafers from its business ventures with Kioxia Corporation (“Kioxia”), which consists of three separate legal entities: Flash Partners Ltd. (“Flash Partners”), Flash Alliance Ltd. (“Flash Alliance”) and Flash Forward Ltd. (“Flash Forward”), collectively referred to as “Flash Ventures.”
The following table presents the notes receivable from, and equity investments in, Flash Ventures for the periods presented:

	December 27, 2024	June 28, 2024
	(in millions)
Notes receivable, Flash Partners	$72	$1
Notes receivable, Flash Alliance	35	5
Notes receivable, Flash Forward	476	485
Investment in Flash Partners	41	148
Investment in Flash Alliance	118	219
Investment in Flash Forward	129	143

Total notes receivable and investments in Flash Ventures	$871	$1,001

During the six months ended December 27, 2024, and December 29, 2023, the Company made net payments to Flash Ventures of $2.0 billion and $1.8 billion, respectively, for purchased flash-based memory wafers and net loans.
The Company makes, or will make, loans to Flash Ventures to fund equipment investments for new process technologies and additional wafer capacity. The Company aggregates its Flash Ventures’ notes receivable into one class of financing receivables due to the similar ownership interest and common structure in each Flash Ventures entity. For all reporting periods presented, no loans were past due, and no loan impairments were recorded. The Company’s notes receivable from each Flash Ventures entity, denominated in Japanese yen, are secured by equipment owned by that Flash Ventures entity.

As of December 27, 2024, and June 28, 2024, the Company had accounts payable balances due to Flash Ventures of $252 million and $313 million, respectively.
The Company’s maximum reasonably estimable loss exposure (excluding lost profits) as a result of its involvement with Flash Ventures, based upon the Japanese yen to U.S. dollar exchange rate at December 27, 2024, is presented below. Investments in Flash Ventures are denominated in Japanese yen, and the maximum estimable loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

December 27, 2024
(in millions)
Notes receivable	$583
Equity investments	288
Operating lease guarantees	1,343
Inventory and prepayments	1,393

Maximum estimable loss exposure	$3,607

The Company is obligated to pay for variable costs incurred in producing its share of Flash Ventures’ flash-based memory wafer supply, based on its rolling three-month forecast, which generally equals 50% of Flash Ventures’ output. In addition, the Company is obligated to pay for half of Flash Ventures’ fixed costs regardless of the output the Company chooses to purchase. The Company is not able to estimate its total wafer purchase commitment obligation beyond its rolling three-month purchase commitment because the price is determined by reference to the future cost of producing the semiconductor wafers. In addition, the Company is committed to fund 49.9% to 50.0% of each Flash Ventures entity’s capital investments to the extent that the Flash Ventures entity’s operating cash flow is insufficient to fund these investments.
Flash Ventures has historically operated nearly 100% of its manufacturing capacity. During the three and six months ended December 29, 2023, as a result of flash market conditions, the Company temporarily reduced its utilization of its share of Flash Ventures’ manufacturing capacity to an abnormally low level to more closely align the Company’s flash-based wafer supply with projected demand. During the six months ended December 29, 2023, the Company incurred costs of $249 million associated with the reduction in utilization related to Flash Ventures, which was recorded as a charge to Cost of revenue. No such charges were incurred during the six months ended December 27, 2024.
The Company has facility agreements with Kioxia related to the construction and operation of Kioxia’s 300-millimeter wafer fabrication facility in Kitakami, Japan, referred to as “K1”, a wafer fabrication facility in Yokkaichi, Japan, referred to as “Y7”, and a wafer fabrication facility in Kitakami, Japan, referred to as “K2”. In connection with the construction of these facilities, the Company makes prepayments toward future building depreciation. In connection with the start-up of the K1, Y7 and K2 facilities, the Company has made prepayments over time, and as of December 27, 2024, $944 million, with $124 million recorded within Other current assets and $840 million recorded within Other non-current assets in the Condensed Combined Balance Sheets, remain to be credited against future building depreciation charges. As of December 27, 2024, the Company is also committed to making additional building depreciation prepayments of $303 million, based on the Japanese yen to U.S. dollars exchange rate of ¥157.86 as of such date, payable as follows: $60 million for the remaining of fiscal year 2025, $30 million in fiscal year 2026, $111 million in fiscal year 2027, $89 million in fiscal year 2028 and $13 million in fiscal year 2029. As of December 27, 2024, in addition to the requirements to make building depreciation prepayments, the Company will also make payments for building depreciation of approximately $107 million at varying dates through fiscal year 2035.

Inventory Purchase Commitments with Flash Ventures.
 Purchase orders placed with Flash Ventures for up to three months are binding and cannot be canceled.
Research and Development Activities.
The Company participates in common research and development (“R&D”) activities with Kioxia and is contractually committed to a minimum funding level. R&D commitments are immaterial to the Condensed Combined Financial Statements.
Off-Balance Sheet Liabilities.
Flash Ventures sells to and leases back from a consortium of financial institutions a portion of its tools and has entered into equipment lease agreements of which the Company guarantees half of all of the outstanding obligations under each lease agreement. The lease agreements are subject to customary covenants and cancellation events related to Flash Ventures and each of the guarantors. The occurrence of a cancellation event could result in an acceleration of Flash Ventures’ obligations and a call on the Company’s guarantees.
The following table presents the Company’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent, based upon the Japanese yen to U.S. dollar exchange rate as of December 27, 2024:

	Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥212	$1,343
The following table details the breakdown of the Company’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the Flash Ventures lease agreements, in annual installments, in U.S. dollars, based upon the Japanese yen to U.S. dollar exchange rate as of December 27, 2024:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
Remaining six months of 2025	$201	$49	$250
2026	406	113	519
2027	198	97	295
2028	83	93	176
2029	25	50	75
2030	4	24	28

Total guarantee obligations	$917	$426	$1,343

The Company and Kioxia have agreed to mutually contribute to and indemnify each other and Flash Ventures for environmental remediation costs or liabilities resulting from Flash Ventures’ manufacturing operations in certain circumstances. The Company has not made any indemnification payments nor recorded any indemnification receivables under any such agreements. As of December 27, 2024, no amounts have been accrued in the Condensed Combined Financial Statements with respect to these indemnification agreements.

Unis Venture
WDC also has a venture with Unisplendour Corporation Limited and Unissoft (Wuxi) Group Co. Ltd. (“Unis”), referred to as the “Unis Venture,” to market and sell the Company’s products in China and to develop data storage systems for the Chinese market in the future. On January 24, 2025, the Company and WDC entered into an equity transfer agreement (the “Equity Transfer Agreement”) to transfer WDC’s entire equity interest in the Unis Venture to us. Therefore, subsequent to the end of the second quarter of fiscal 2025, the Unis Venture will be minority owned by the Company and majority-owned by Unis.
Prior to the execution of the Equity Transfer Agreement, the Unis Venture was not historically managed as a component of the Company and as such, the related equity method investment is not reflected within our Condensed Combined Financial Statements. For the six months ended December 27, 2024, and December 29, 2023, the Company recognized approximately 1% and 1%, respectively, of its combined revenue on products distributed by the Unis Venture. The outstanding accounts receivable due from the Unis Venture were 1% and 4% of Accounts receivable, net, as of December 27, 2024 and June 28, 2024, respectively.
Sale of a Majority Interest in a Subsidiary
In March 2024, SanDisk China Limited (“SanDisk China”), an indirect wholly-owned subsidiary of WDC, entered into an equity purchase agreement to sell 80% of its equity interest in SanDisk Semiconductor (Shanghai) Co. Ltd. (“SDSS”) an indirect wholly-owned subsidiary of WDC which holds one of the Company’s manufacturing facilities, to JCET Management Co., Ltd. (“JCET”), a wholly-owned subsidiary of JCET Group Co., Ltd., a Chinese publicly-listed company, thereby forming a venture between SanDisk China and JCET (the “Transaction”). The venture aims to provide independent semiconductor assembly, testing, and other related services in the People’s Republic of China for customers including, but not limited to, the Company and its affiliates.
The Transaction closed on September 28, 2024, and SanDisk China completed the sale of 80% of its equity interest in SDSS to JCET.
Proceeds from the sale, including working capital adjustments, were $659 million (pre-tax). On October 1, 2024, the Company received an initial pre-tax installment of $262 million. On January 6, 2025, the Company received a second pre-tax installment of $210 million and expects to receive remaining pre-tax proceeds of $187 million in five installments of approximately $37 million on September 28 of each year through September 28, 2029. As of December 27, 2024, the outstanding consideration receivable was recognized at its present value of $370 million, with $243 million classified as Other current assets and $127 million classified as Other non-current assets in the Condensed Combined Balance Sheets. The present value discount of $27 million as of December 27, 2024 will be recognized using the effective interest method over the next five years as Interest income in the Condensed Combined Statements of Operations.
The Company’s 20% retained interest in SDSS was determined to be valued at $158 million based on the fair value of the total pre-tax consideration received and receivable from JCET for its purchase of its 80% interest in SDSS. The Company accounts for its 20% interest in SDSS as an equity method investment within Other non-current assets in the Condensed Combined Balance Sheets. The Company’s 20% interest in the earnings of SDSS will be recognized one quarter in arrears and will be reported in Other expense, net in the Condensed Combined Statements of Operations.
The Transaction resulted in a pre-tax gain of $34 million, calculated as the difference between the total consideration for the sale, including the outstanding consideration receivable and the fair value of the Company’s

20% retained interest, less the carrying value of the net assets divested, which included, among other items, $71 million of cash and cash equivalents and $382 million of goodwill allocated to SDSS.
Subsequent to and in connection with the Transaction, Western Digital Technologies, Inc. (“WDT”) entered into a five-year supply agreement with SDSS (the “Supply Agreement”) to purchase certain flash-based products with a minimum annual commitment of $550 million (the “minimum annual commitment”). On January 10, 2025, the Company and WDT entered into an assignment agreement, pursuant to which, WDT assigned all of its rights and obligations under the Supply Agreement to the Company. The Supply Agreement contains specific penalties the Company must pay if SDSS fails to meet its minimum annual commitment. The Supply Agreement also provides that if SDSS purchases exceed the minimum annual commitment in any of the two years immediately succeeding any annual period where a shortfall penalty has been paid, SDSS shall reimburse the Company an amount not exceeding the previously paid penalty amount. The Supply Agreement expires on September 28, 2029, and automatically renews for additional one-year terms unless earlier terminated by either of the parties. The Company also entered into an agreement to grant SDSS certain intellectual property rights on a royalty-free basis for use in manufacturing products on the Company’s behalf for the term of and under the Supply Agreement. For the six months ended December 27, 2024, the Company made purchases of $111 million under the Supply Agreement and had an accounts payable balance due to SDSS of $117 million as of December 27, 2024.
The Company also entered into an arrangement to provide certain transition services for a limited period following the closing of the Transaction. Charges under this arrangement were not material.
Related Party Transactions
Notes Due to (from) Parent
Prior to the separation, the Company received financing from certain of WDC’s subsidiaries in the form of borrowings under revolving credit agreements and promissory notes to fund activities primarily related to Flash Ventures. Additionally, cash generated by the Company was lent from time to time via promissory notes to certain of WDC’s subsidiaries for use in general corporate purposes. Outstanding balances due under these financing arrangements are due on demand.
The following presents a summary of the outstanding borrowings between the Company and subsidiaries of WDC for the periods presented, inclusive of any associated interest payable or interest receivable:

	Interest Rate	December 27, 2024	June 28, 2024
		(in millions)
Notes due from Parent
Revolving Credit Agreement due from Parent $101M - Oct. 3, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	$—	$(102)

Total Notes due from Parent		—	(102)

Notes due to Parent
Revolving Credit Agreement due to Parent $1B - Sep. 27, 2024	SOFR + 1.6%	553	—
Notes due to Parent $500M - Nov. 25, 2014	1-year swap + 2%	—	475

	Interest Rate	December 27, 2024	June 28, 2024
		(in millions)
Notes Due to Parent $42B Yen - Apr. 29, 2014	TIBOR + .35%	—	262
Revolving Credit Agreement due to Parent $100M - Aug. 20, 2021	LIBOR Rate + 150 basis points	—	77

Total Notes due to Parent		553	814

	Total Notes due to Parent, net	$553	$712

The following presents interest expense and interest income on notes due to (from) Parent, which have been recorded within Interest expense and Interest income in the Condensed Combined Statements of Operations for the periods presented:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Interest expense on notes due to Parent	$4	$20
Interest income on notes due from Parent	$(1)	$(3)
Allocation of Corporate Expenses
WDC has provided various corporate services to the Company in the ordinary course of business, including executive management, finance, tax, legal, information technology, employee benefits administration, treasury, risk management, procurement and other shared services. These corporate expenses have been allocated to the Company based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount, revenue or other relevant measures. Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us.
Effective at the beginning of the second quarter of fiscal year 2025, the Company was operationally separated from the operations that were ultimately retained by WDC following completion of the spin-off transaction. In connection with this operational separation, personnel serving the Company in shared service functions were transferred into legal entities dedicated to the Company, and substantially all assets, liabilities, and contracts pertaining to operations of the Company were transferred to legal entities dedicated to the Company as well. Accordingly, there was a substantial reduction in the pool of shared corporate overhead costs of WDC that were subject to allocation in the second quarter of fiscal year 2025.
The table below summarizes the impact of expense allocations from WDC within the Condensed Combined Statements of Operations for the periods presented:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Research and development	$189	$330
Selling general, and administrative	148	219
Business separation costs	41	34
Employee termination and other charges	5	(46)

Total allocation of Corporate Expenses	$383	$537

Our historical financial statements do not purport to reflect what results of operations, financial position, equity or cash flows would have been if we had operated as a stand-alone company during the periods presented.
Cash Management
Prior to the separation, WDC provided funding for our operating and investing activities, including pooled cash managed by WDC’s treasury, to fund operating expenses and capital expenditures. WDC also directly collected certain of our receivables. These activities are reflected as a component of the Parent’s net investment, and this arrangement is not reflective of the manner in which we would operate on a stand-alone company separate from WDC during the periods presented.
Parent Company Net Investment
Parent company net investment on the Condensed Combined Balance Sheets represents WDC’s historical investment in the Company, the net effect of transactions with and allocations from WDC, the Company’s retained earnings and the allocation to the Company of cumulative effect adjustments from the adoption of new accounting standards.
Net Transfers from (to) Parent
A reconciliation of Net transfers from (to) Parent on the Condensed Combined Statements of Changes in Parent Company Net Investment to the corresponding amounts on the Condensed Combined Statements of Cash Flows is as follows:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Net transfers from Parent per Condensed Combined Statements of Changes in Parent Company Net Investment	$491	$171
Liability for unrecognized tax benefits transferred from Parent	14	—
Accumulated other comprehensive loss transferred from Parent	6	—
Strategic investments transferred from Parent	(7)	—
Other assets and liabilities, net transferred from Parent	(37)	—
Property, plant and equipment, net transferred from Parent	(25)	(2)
Notes due to Parent transferred from Parent	(673)	—
Notes due from Parent transferred to Parent	—	113
Deferred taxes, net transferred from Parent	—	(8)

Net transfers from (to) Parent per Condensed Combined Statements of Cash Flows	$(231)	$274

The Flash Business of Western Digital Corporation [Member]
Loss Contingencies [Line Items]
Related Parties and Related Commitments and Contingencies
Note 9. Related Parties and Related Commitments and Contingencies
Flash Ventures
The Business procures substantially all of its flash-based memory wafers from its business ventures with Kioxia Corporation (“Kioxia”), which consists of three separate legal entities: Flash Partners Ltd. (“Flash Partners”), Flash Alliance Ltd. (“Flash Alliance”) and Flash Forward Ltd. (“Flash Forward”), collectively referred to as “Flash Ventures.” The Business has a 49.9% ownership interest and Kioxia has a 50.1% ownership interest in each of these entities. Through Flash Ventures, the Business and Kioxia collaborate in the development and manufacture of flash-based memory wafers, which are manufactured by Kioxia at its wafer fabrication facilities located in Japan using semiconductor manufacturing equipment individually owned or leased by each Flash Ventures entity. Each Flash Ventures entity purchases wafers from Kioxia at cost and then resells those wafers to the Business and Kioxia at cost plus a markup
.
Flash Partners
.
 Flash Partners was formed in 2004 in connection with the construction of Kioxia’s “Y3”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan.
Flash Alliance
.
 Flash Alliance was formed in 2006 in connection with the construction of Kioxia’s “Y4”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan.
Flash Forward
.
 Flash Forward was formed in 2010 in connection with the construction of Kioxia’s “Y5”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan. Y5 was built in two phases of approximately equal size.
New Y2
.
 The Business has a facility agreement with Kioxia related to the construction and operation of Kioxia’s “New Y2”
300-millimeter
wafer fabrication facility located in Yokkaichi, Japan. New Y2 primarily provided additional clean room space to convert a portion of
2-dimensional
(“2D”) flash-based wafer production capacity to
3-dimensional
(“3D”) flash-based wafer production capacity. Production of flash-based wafers in New Y2 started in 2016.
Y6
.
The Business also has a facility agreement with Kioxia related to the construction and operation of Kioxia’s “Y6”
300-millimeter
wafer fabrication facility in Yokkaichi, Japan. Y6 is primarily intended to provide clean room space to continue the transition of existing 2D flash-based wafer capacity to 3D flash-based wafer production capacity. Production of flash-based wafers in Y6 started in 2018.
K1
.
The Business also has a facility agreement with Kioxia related to the construction and operation of Kioxia’s “K1”
300-millimeter
wafer fabrication facility in Kitakami, Japan. The primary purpose of K1 is to provide clean room space to continue the transition of existing flash-based wafer capacity to newer technology nodes. Production of flash-based wafers in K1 started in 2019.
Y7.
In January 2022, the Business entered into additional agreements regarding Flash Ventures’ investment in a new wafer fabrication facility in Yokkaichi, Japan, referred to as “Y7”. The primary purpose of Y7 is to provide clean room space to continue the transition of existing flash-based wafer capacity to newer flash technology nodes. Production of flash-based wafers in Y7 started in 2022.
K2
.
In June 2024, the Business entered into additional agreements regarding Flash Ventures’ investment in a new wafer fabrication facility in Kitakami, Japan, referred to as “K2”. The primary purpose of K2 is to provide clean room space to continue the transition of existing flash-based wafer capacity to newer flash technology nodes. Output from K2 is expected to begin in the first half of fiscal year 2026.

In connection with the
start-up
of the K1, K2 and Y7 facilities, the Business has made prepayments over time, toward future building depreciation. During 2024, the Business made $74 million of prepayments and as of June 28, 2024, $523 million remained to be credited against future building depreciation charges.
As of June 28, 2024, the Business is committed to make additional building depreciation payments of $610 million. The additional future payments are scheduled as follows, based on Japanese yen to U.S. dollars exchange rate as of June 28, 2024: $372 million in fiscal year 2025, $29 million in fiscal year 2026, $109 million in fiscal year 2027, $87 million in fiscal year 2028, and $13 million in fiscal year 2029. As of June 28, 2024, in addition to the requirements to make building depreciation prepayments, the Business will also make payments for building depreciation of approximately $290 million at varying dates through fiscal year 2035.
The Business accounts for its ownership position of each entity within Flash Ventures under the equity method of accounting. The financial and other support provided by the Business in all periods presented was either contractually required or the result of a joint decision to expand wafer capacity, transition to new technologies or refinance existing equipment lease commitments. Entities within Flash Ventures are VIEs. The Business evaluated whether it is the primary beneficiary of any of the entities within Flash Ventures for all periods presented and determined that it is not the primary beneficiary of any of the entities within Flash Ventures because it does not have a controlling financial interest in any of those entities. In determining whether the Business is the primary beneficiary, the Business analyzed the primary purpose and design of Flash Ventures, the activities that most significantly impact Flash Ventures’ economic performance, and whether the Business had the power to direct those activities. The Business concluded, based upon its 49.9% ownership, the voting structure and the manner in which the day-to-day
operations are conducted for each entity within Flash Ventures, that the Business lacked the power to direct most of the activities that most significantly impact the economic performance of each entity within Flash Ventures.
The following table presents the notes receivable from, and equity investments in, Flash Ventures for the periods presented:

	June 28, 2024	June 30, 2023
	(in millions)
Notes receivable, Flash Partners	$1	$37
Notes receivable, Flash Alliance	5	48
Notes receivable, Flash Forward	485	709
Investment in Flash Partners	148	160
Investment in Flash Alliance	219	274
Investment in Flash Forward	143	183

Total notes receivable and investments in Flash Ventures	$1,001	$1,411

During 2024, 2023 and 2022 the Business made net payments to Flash Ventures of $3.35 billion, $4.20 billion, $4.70 billion for purchased flash-based memory wafers and net loans.
The Business makes, or will make, loans to Flash Ventures to fund equipment investments for new process technologies and additional wafer capacity. The Business aggregates its Flash Ventures’ notes receivable into one class of financing receivables due to the similar ownership interest and common structure in each Flash Venture entity. For all reporting periods presented, no loans were past due, and no loan impairments were recorded. The Business’s notes receivable from each Flash Ventures entity, denominated in Japanese yen, are secured by equipment owned by that Flash Ventures entity.

As of June 28, 2024, and June 30, 2023, the Business had accounts payable balances due to Flash Ventures of $313 million and $292 million, respectively.
The Business’s maximum reasonably estimable loss exposure (excluding lost profits) as a result of its involvement with Flash Ventures, based upon the Japanese yen to U.S. dollar exchange rate at June 28, 2024, is presented below. Investments in Flash Ventures are denominated in Japanese yen, and the maximum estimable loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

June 28, 2024
(in millions)
Notes receivable	$491
Equity investments	510
Operating lease guarantees	1,299
Inventory and prepayments	1,069

Maximum estimable loss exposure	$3,369

As of June 28, 2024, the Business’s Parent company net investment included undistributed earnings of Flash Ventures of $162 million.
The Business is obligated to pay for variable costs incurred in producing its share of Flash Ventures’ flash-based memory wafer supply, based on its three-month forecast, which generally equals 50% of Flash Ventures’ output. In addition, the Business is obligated to pay for half of Flash Ventures’ fixed costs regardless of the output the Business chooses to purchase. The Business is not able to estimate its total wafer purchase commitment obligation beyond its rolling three-month purchase commitment because the price is determined by reference to the future cost of producing the semiconductor wafers. In addition, the Business is committed to fund 49.9% to 50.0% of capital investments that a Flash Ventures entity decided to make to the extent that Flash Ventures entity’s operating cash flow is insufficient to fund these investments.
Flash Ventures has historically operated near 100% of its manufacturing capacity. During 2024 and 2023, as a result of flash business conditions, the Business temporarily reduced its utilization of its share of Flash Ventures’ manufacturing capacity to an abnormally low level to more closely align the Business’s flash-based wafer supply with projected demand. In 2024 and 2023, the Business incurred costs of $249 million and $286 million, respectively, associated with the reduction in utilization related to Flash Ventures, which was recorded as a charge to cost of revenue.
In February 2022, contamination of certain material used in manufacturing processes occurred at both the Yokkaichi and Kitakami, Japan fabrication facilities, resulting in damage to inventory units in production, a temporary disruption to production operations and a reduction in the Business’s flash wafer availability. During 2022, the Business incurred charges of $207 million related to this contamination incident that were recorded in cost of revenue, which primarily consisted of scrapped inventory and rework costs, decontamination and other costs needed to restore the facilities to normal capacity and under absorption of overhead costs. During 2024, the Business received a recovery of $36 million related to this incident from its insurance carriers, which was recorded in cost of revenue. The Business continues to pursue recovery of its remaining losses associated with this event; however, the total amount of recovery cannot be estimated at this time.

Inventory Purchase Commitments with Flash Ventures.
Purchase orders placed under Flash Ventures for up to three months are binding and cannot be canceled.
Research and Development Activities.
The Business participates in common R&D activities with Kioxia and is contractually committed to a minimum funding level. R&D commitments are immaterial to the Combined Financial Statements.
Off-Balance
Sheet Liabilities
Flash Ventures sells to and leases back from a consortium of financial institutions a portion of its tools and has entered into equipment lease agreements of which the Business guarantees half or all of the outstanding obligations under each lease agreement. The lease agreements are subject to customary covenants and cancellation events related to Flash Ventures and each of the guarantors. The occurrence of a cancellation event could result in an acceleration of Flash Ventures’ obligations and a call on the Business’s guarantees.
The following table presents the Business’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent, based upon the Japanese yen to U.S. dollar exchange rate:

	June 28, 2024 Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥208	$1,299
The following table details the breakdown of the Business’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the Flash Ventures lease agreements, in annual installments as of June 28, 2024, in U.S. dollars, based upon the Japanese yen to U.S. dollar exchange rate as of June 28, 2024:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
2025	$285	$74	$359
2026	359	111	470
2027	164	95	259
2028	58	92	150
2029	11	50	61

Total guarantee obligations	$877	$422	$1,299

The Business and Kioxia have agreed to mutually contribute to, and indemnify each other and Flash Ventures for, environmental remediation costs or liability resulting from Flash Ventures’ manufacturing operations in certain circumstances. The Business has not made any indemnification payments, nor recorded any indemnification receivables under any such agreements. As of June 28, 2024, no amounts have been accrued in the Combined Financial Statements with respect to these indemnification agreements.

Unis Ventures
WDC also has a joint venture with Unisplendour Corporation Limited and Unissoft (Wuxi) Group Co. Ltd. (“Unis”), referred to as the “Unis Venture”, to market and sell the Business’s products in China and to develop data storage systems for the Chinese market in the future. Pursuant to the separation and distribution agreement, it is expected that the Unis Venture will be minority owned by the Business and majority owned by Unis following the separation. The Unis Venture has not historically been managed as a component of the Business and as such the related equity method investment is not reflected within our Combined Financial Statements. For the years ended June 28, 2024, June 30, 2023, and July 1, 2022, the Business recognized approximately 1%, 2% and 1% of its combined revenue on products distributed by the Unis Venture, respectively. The outstanding accounts receivable due from the Unis Venture was 4% and 2% of Accounts receivable, net as of June 28, 2024, and June 30, 2023, respectively.
Agreement to Sell a Majority Interest in our Parent’s Subsidiary
In March 2024, SanDisk China (an indirect wholly owned subsidiary of WDC) entered into an Equity Purchase Agreement to sell
80
% of its equity interest in SanDisk Semiconductor (Shanghai) Co. Ltd. (“SDSS”) (an indirect wholly-owned subsidiary of WDC which holds one of the Business’s manufacturing facilities) to JCET Management Co., Ltd. (“JCET”, a wholly-owned subsidiary of JCET Group Co., Ltd. a Chinese publicly listed company), thereby forming a joint venture between SanDisk China and JCET. Closing of the transaction is subject to the satisfaction or waiver of certain conditions, after which, JCET will own 80% of the equity interest in SDSS, with SanDisk China owning the remaining 20%. Following the Closing, our Parent expects to enter into various ancillary agreements, including (i) a shareholders agreement governing the joint venture relationships from and after the Closing; (ii) a supply agreement with the joint venture to supply the Business with certain flash-based products currently produced by SDSS, which may include flash memory cards, embedded flash products and flash components; and (iii) an intellectual property license agreement granting SDSS certain intellectual property rights on a royalty-free basis for use in manufacturing products on the Business’s behalf for the term of and pursuant to the Supply Agreement.
Related Party Transactions
Notes Due to (from) Parent
The Business receives financing from certain of the Parent’s subsidiaries in the form of borrowings under revolving credit agreements and promissory notes to fund activities primarily related to Flash Ventures. Additionally, cash generated by the Business may be lent via promissory notes to certain of the Parent’s subsidiaries for use in general corporate purposes. Outstanding balances due under these financing arrangements are due on demand.

The following presents a summary of the outstanding borrowings between the Business and subsidiaries of the Parent for the periods presented, inclusive of any associated interest receivable or interest payable:

Notes due to (from) Parent	Interest Rate	June 28, 2024	June 30, 2023
Notes due from Parent		(in millions)
Revolving Credit Agreement due from Parent $101M - Oct. 3, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	$(102)	$—
Notes due from Parent $40M - Dec. 19, 2018	.15% through Dec. 2021, .33% through Dec. 2022 and 4.55% through Maturity Date	—	(40)
Notes due from Parent $10M - Mar. 29, 2019	1.5% through Mar 2022, .97% through Mar. 2023, and 4.5% through Maturity Date	—	(10)
Notes due from Parent $8M - Jul. 25, 2019	.18% through Jul 2021, .12% through July 2022, and 2.37% through Maturity Date	—	(8)
Revolving Credit Agreement due from Parent $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	(4)
Revolving Credit Agreement due from Parent $100M October 27, 2021	LIBOR Rate + 150 basis points	—	(1)

Total Notes due from Parent		(102)	(63)
Notes due to Parent
Notes due to Parent $500M - Nov. 25, 2014	1-year swap + 2%	475	467
Notes Due to Parent $42B Yen - April 29, 2014	TIBOR + .35%	262	291
Revolving Credit Agreement due to Parent $100M - Aug. 20, 2021	LIBOR Rate + 150 basis points	77	77
Revolving Credit Agreement due to Parent $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	29
Revolving Credit Agreement due to Parent - $1B - Dec. 20, 2019	AFR Rate (USD) or TIBOR + .35% (YEN)	—	24
Notes Due to Parent $60M - Feb. 22 2023	Safe Notice Rate - 6.698%	—	31

Total Notes due to Parent		814	919

	Total Notes due to Parent, net	$712	$856

The following presents interest expense and interest income on notes due to (from) Parent, which have been recorded within interest expense and interest income in the Combined Statements of Operations for the periods presented:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Interest income on notes due from Parent	$6	$16	$3
Interest expense on notes due to Parent	$(37)	$(29)	$(13)
Allocation of Corporate expenses
The Parent has provided various corporate services to the Business in the ordinary course of business, including executive management, finance, tax, legal, information technology, employee benefits administration, treasury, risk management, procurement and other shared services. These corporate expenses have been allocated to the Business based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount, revenue or other relevant measures. Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us.
The table below summarizes the impact of expense allocations from WDC within the Combined Statements of Operations for the periods presented:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Research and development	$723	$750	$884
Selling, general and administrative	418	452	470
Employee termination, asset impairment and other	(40)	61	(2)
Business separation costs	64	—	—

Total allocation of Corporate expenses	$1,165	$1,263	$1,352

Our historical financial statements do not purport to reflect what results of operations, financial position, equity or cash flows would have been if we had operated as a stand-alone Business during the periods presented.
Cash Management
WDC provides funding for our operating and investing activities including pooled cash managed by WDC treasury to fund operating expenses and capital expenditures. WDC also directly collects certain of our receivables. These activities are reflected as a component of Parent company net investment, and this arrangement is not reflective of the manner in which we would operate on a standalone business separate from WDC during the periods presented.
Parent Company Net Investment
Parent company net investment on the Combined Balance Sheets represents WDC’s historical investment in the Business, the net effect of transactions with and allocations from WDC, the Business’s retained earnings and cumulative effect adjustments from the adoption of new accounting standards.

Net Transfers from (to) Parent
A reconciliation of Net transfers from (to) Parent on the Combined Statements of Changes in Parent Company Net Investment to the corresponding amounts on the Combined Statements of Cash Flows is as follows:

	Years Ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Net transfers from (to) Parent per Combined Statement of Changes in Parent Company Net Investment	$275	$376	$(922)
Property, plant and equipment, net transferred from Parent	(11)	(18)	(13)
Deferred taxes, net transferred to Parent	17	2	2
Notes due from Parent transferred to Parent	113	316	—

Net transfers from (to) Parent per Combined Statements of Cash Flows	$394	$676	$(933)